FINANCIAL INSTRUMENTS (Details Textual) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Option Indexed to Issuer's Equity, Settlement Alternatives, Cash, at Fair Value	2.0	0
Minimum [Member]
Currency risk exposure, Hedging Policy for Anticipated Sales and Accounts Receivable, One Through Twelve Months, Percentage	0.00%
Currency risk exposure, Hedging Policy for Anticipated Sales and Accounts Receivable, Thirteen Through Twenty Four Months, Percentage	0.00%
Currency risk exposure, Hedging Policy for U.S. dollar denominated debt, Percentage	0.00%
Price risk exposure, Hedging Policy for Anticipated Sales and Purchases, One Through Twelve Months, Percentage	0.00%
Price risk exposure, Hedging Policy for Anticipated Sales and Purchases, Thirteen Through Twenty Four Months, Percentage	0.00%
Price risk exposure, Hedging Policy for Anticipated Sales and Purchases, Twenty Five Through Thirty Six Months, Percentage	0.00%
Maximum [Member]
Currency risk exposure, Hedging Policy for Anticipated Sales and Accounts Receivable, One Through Twelve Months, Percentage	67.00%
Currency risk exposure, Hedging Policy for Anticipated Sales and Accounts Receivable, Thirteen Through Twenty Four Months, Percentage	25.00%
Currency risk exposure, Hedging Policy for U.S. dollar denominated debt, Percentage	60.00%
Price risk exposure, Hedging Policy for Anticipated Sales and Purchases, One Through Twelve Months, Percentage	70.00%
Price risk exposure, Hedging Policy for Anticipated Sales and Purchases, Thirteen Through Twenty Four Months, Percentage	60.00%
Price risk exposure, Hedging Policy for Anticipated Sales and Purchases, Twenty Five Through Thirty Six Months, Percentage	30.00%
Commodity Option [Member]
Derivative Asset	0.1	0